Consolidated Statements of Shareholders' Equity	Ordinary share [Member] CNY	Additional paid-in capital [Member] CNY	Statutory reserves [Member] CNY	Accumulated other comprehensive income/(loss) [Member] CNY	Retained earnings [Member] CNY	Treasury stock [Member] CNY	Total Ctrip's shareholders' equity [Member] CNY	Noncontrolling interests [Member] CNY	Total USD ($)	Total CNY
Beginning balance, par value at Dec. 31, 2008	2,761,259	967,687,772	75,948,298	(95,046,427)	1,060,620,258		2,011,971,160	2,628,093		2,014,599,253
Beginning balance, number of shares at Dec. 31, 2008	33,468,023
Exercise of share option, number of shares	586,921									586,921
Exercise of share option, par value	40,075	107,739,657					107,779,732			107,779,732
Share-based compensation		130,528,827					130,528,827			130,528,827
Capitalization of statutory reserves		15,368,400	(15,368,400)
Appropriations to statutory reserves			11,909,284		(11,909,284)
Foreign currency translation adjustments				60,330			60,330	1,592,667		1,652,997
Transfer of unrealized securities holding losses on obtaining control in the investee				17,243,654			17,243,654			17,243,654
Unrealized securities holding gains / (losses)										17,243,654
Net income					658,973,622		658,973,622	7,797,686		666,771,308
Acquisition of a subsidiary								158,479,081		158,479,081
Acquisition of additional stake in a subsidiary		(1,509,406)					(1,509,406)	(108,347,148)		(109,856,554)
Disposal of a subsidiary								(490,000)		(490,000)
Ending balance, par value at Dec. 31, 2009	2,801,334	1,219,815,250	72,489,182	(77,742,443)	1,707,684,596		2,925,047,919	61,660,379		2,986,708,298
Ending balance, number of shares at Dec. 31, 2009	34,054,944
Exercise of share option, number of shares	191,469									191,469
Exercise of share option, par value	12,940	49,508,374					49,521,314			49,521,314
Transaction offering, number of shares	1,638,750
Transaction offering, par value	111,858	1,564,091,883					1,564,203,741			1,564,203,741
Share-based compensation		242,561,458					242,561,458			242,561,458
Appropriations to statutory reserves			20,895,726		(20,895,726)
Foreign currency translation adjustments				(70,001,987)			(70,001,987)			(70,001,987)
Unrealized securities holding gains / (losses)				346,716,514			346,716,514			346,716,514
Net income					1,048,069,740		1,048,069,740	3,921,959		1,051,991,699
Acquisition of a subsidiary								40,338,913		40,338,913
Establishment of a variable interest entity ("VIE")								150,000		150,000
Acquisition of additional stake in a subsidiary		(2,425,928)					(2,425,928)	(19,841,234)		(22,267,162)
Ending balance, par value at Dec. 31, 2010	2,926,132	3,073,551,037	93,384,908	198,972,084	2,734,858,610		6,103,692,771	86,230,017		6,189,922,788
Ending balance, number of shares at Dec. 31, 2010	35,885,163
Exercise of share option, number of shares	207,142								207,142
Exercise of share option, par value	13,395	51,054,507					51,067,902			51,067,902
Share-based compensation		341,581,534					341,581,534			341,581,534
Appropriations to statutory reserves			4,664,760		(4,664,760)
Repurchasing common stock	(242,832)					(158,761,225)	(158,761,225)			(158,761,225)
Foreign currency translation adjustments				(94,851,411)			(94,851,411)		(15,070,371)	(94,851,411)
Unrealized securities holding gains / (losses)				(276,586,950)			(276,586,950)		(43,945,241)	(276,586,950)
Net income					1,076,414,897		1,076,414,897	8,545,258	172,382,808	1,084,960,155
Acquisition of a subsidiary								18,137,400		18,137,400
Acquisition of additional stake in a subsidiary		(262,654)					(262,654)	(10,141,706)		(10,404,360)
Ending balance, par value at Dec. 31, 2011	2,939,527	3,465,924,424	98,049,668	(172,466,277)	3,806,608,747	(158,761,225)	7,042,294,864	102,770,969	$ 1,135,236,632	7,145,065,833
Ending balance, number of shares at Dec. 31, 2011	35,849,473